Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
9. Derivative Instruments and Hedging Activities
As deemed appropriate, the Company from time to time uses derivative instruments to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2023, the Company was not committed to any foreign currency forward contracts.

Forward Freight Agreements

As deemed appropriate, the Company from time to time uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot tanker market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gains on derivative instruments in the Company's consolidated statements of income (loss). As at December 31, 2023, the Company was not committed to any FFAs.

Interest Rate Risk

From time to time, the Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.

In March 2020, the Company entered into an interest rate swap agreement which was scheduled to mature in December 2024. The Company did not designate for accounting purposes its interest rate swap agreement as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings. In June 2023, the Company terminated its interest rate swap agreement and received a $3.2 million cash payment, which was recognized as a realized gain on derivative instruments in the Company's consolidated statement of income for the year ended December 31, 2023. As at December 31, 2023, the Company was not committed to any interest rate swap agreements.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets
	$	$
As at December 31, 2023
Derivatives not designated as a cash flow hedge:
Interest rate swap agreement	—	—
	—	—

As at December 31, 2022
Derivatives not designated as a cash flow hedge:
Interest rate swap agreement	2,087	1,622
	2,087	1,622

Realized and unrealized gains (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on non-designated derivative instruments, excluding those held by the Teekay Gas Business (see Note 21), in the consolidated statements of income (loss) as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Realized gains (losses) relating to:
Interest rate swap agreement	953	532	(1,275)
Interest rate swap agreement termination	3,215	—	—
Foreign currency forward contracts	—	(421)	(31)
Forward freight agreements	(10)	1,484	(572)
	4,158	1,595	(1,878)
Unrealized (losses) gains relating to:
Interest rate swap agreement	(3,709)	3,160	2,407
Foreign currency forward contracts	—	58	(58)
Forward freight agreements	—	4	(4)
	(3,709)	3,222	2,345
Total realized and unrealized gains on derivative instruments	449	4,817	467

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparty to the interest rate swap agreement; however, the Company does not anticipate non-performance by the counterparty. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.